PROPERTY AND EQUIPMENT, NET (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended		84 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)
Property, Plant and Equipment [Line Items]
Reduction in depreciation expenses		$ 42,000
Increase in profit		27,000
Investment grants			$ 36,000
Aggregate investment grants received	$ 284,406	$ 284,406
Decrease in basic loss per share due to extension of estimated useful lives | $ / shares		$ 0.37
Israel, New Shekels INS [Member]
Property, Plant and Equipment [Line Items]
Investment grants | ₪				₪ 135,000
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years
Machinery and equipment, software and hardware [Member] | Previously reported [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Facility Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		25 years
Facility Infrastructure [Member] | Previously reported [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		14 years